Remaining performance obligations (Details)	12 Months Ended
Sep. 30, 2019 CAD ($)
Disclosure of performance obligations [abstract]
Transaction price allocated to remaining performance obligations	$ 964,052,000
Remaining performance obligations, weighted average average period	1 year 7 months 6 days